Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (1,346,745)	$ (812,371)	$ (390,990)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	26,456	9,516
Change in operating assets and liabilities
Prepayment	(7,436)
Long-term deposits	(388)	(18,718)
Accrued expenses	477,990	95,000
Other payables - related parties	82,812
Net cash used in operating activities	(767,311)	(726,573)	(390,990)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment		(117,837)
Net cash used in investing activities		(117,837)
CASH FLOWS FROM FINANCING ACTIVITIES:
Payments of deferred offering costs	(172,314)
Proceeds from shareholder’s loans	612,059	988,082	480,994
Net cash provided by financing activities	439,745	988,082	480,994
NET CHANGE IN CASH	(327,566)	143,672	90,004
CASH, beginning of year	386,979	243,307	153,303
CASH, end of year	59,413	386,979	243,307
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for income tax
Cash paid for interest
Supplemental disclosure of non-cash financing activities:
Conversion of shareholder loan to convertible note payable – related party	$ 3,250,000